SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 13:-    SHAREHOLDERS' EQUITY

a.Ordinary shares:

The ordinary shares of the Company confer on the holders thereof voting rights, rights to receive dividends and rights to participate in distribution of assets upon liquidation.

b.Treasury shares:

In July 2023, the Company's Board of Directors authorized a share repurchase program under which the Company may repurchase up to $500,000 of the Company's ordinary shares and/or Convertible Notes. The initial repurchases pursuant to the repurchase program, as authorized by the Company’s Board of Directors, and approved by the Israeli court in December 2023 for an amount of $300,000, provided the Company with the authority to make repurchases of $300,000 of its ordinary shares and/or Convertible Notes through July 30, 2024.

During the year ended December 31, 2023, the Company repurchased 1,348,865 outstanding ordinary shares for $127,017, through its share repurchase program authorized by the Board of Directors in November 2022 and July 2023. During the year ended December 31, 2022, the Company repurchased 2,772,811 outstanding ordinary shares for $231,873, through its share repurchase program authorized by the Board of Directors in May 2021.

c.Share-based compensation:

In October 2013, the Company's Board of Directors adopted a new Employee Shares Incentive Plan – the 2013 Incentive Compensation Plan,as amended from time to time, most recently on December 7, 2023 (the "2013 Plan"). The 2013 Plan provides for the grant of options, restricted shares, RSUs and PSUs.

Under the Plan, as of December 31, 2023, an aggregate of 14,179 shares were still available for future grant. Each option granted under the Plan expires no later than ten years from the date of grant. The vesting period of the options is generally four years, unless the Board of Directors or the Board's Compensation Committee determines otherwise. Any option which is forfeited or cancelled before expiration becomes available for future grants.
NOTE 13:-    SHAREHOLDERS' EQUITY (Cont.)

On December 29, 2022, the Company completed a value neutral option exchange for certain eligible non-director and non-executive employees. Pursuant to the option exchange, 706,629 out-of-the-money stock options granted between July 2018 and December 2021 under the 2013 Plan, with an average weighted exercise price of $176.72, were canceled and replaced with 160,576 replacement stock options with a lower exercise price and 157,119 RSUs.

The aggregate fair value of the replacement options and RSUs was substantially the same as the fair value of the canceled options, as determined using the Black-Scholes option pricing model as of the exchange date. Additionally, the first vesting event post-exchange will occur one year following the exchange date. The first vesting will apply to replacement options or RSUs, as applicable, that were exchanged with either 1) options that were already vested as of the exchange date or 2) options that were unvested as of the exchange date, but were scheduled to vest during the 12 months following the exchange date. The replacement options or RSUs, as applicable, granted in exchange for unvested options scheduled to vest more than one year following the exchange date, will vest on the same schedule that applied to the unvested options for which they were exchanged. The exchange did not have a material impact on the Company's stock-based compensation expense.

The total share-based compensation expense related to all of the Company's equity-based awards, which include options, RSUs, PSUs and employee share purchase rights issued pursuant to the Company's ESPP and recognized for the years ended December 31, 2023, 2022 and 2021 was comprised as follows:

	Year ended December 31,
	2023	2022	2021

Cost of revenues	$15,013	$17,810	$15,462
Research and development	119,482	120,581	102,056
Selling and marketing	41,277	38,714	33,853
General and administrative	48,853	59,731	70,020

Total share-based compensation expense	$224,625	$236,836	$221,391

Total unrecognized compensation cost amounted to $321,553 as of December 31, 2023, and is expected to be recognized over a weighted average period of approximately 2.31 years.
NOTE 13:-    SHAREHOLDERS' EQUITY (Cont.)

d.Options granted to employees:

A summary of the activity in options granted to employees for the year ended December 31, 2023 is as follows:

	Number of options	Weighted average exercise price	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value

Balance at December 31, 2022	4,332,022	$94.11	5.69	$77,308

Granted	1,350	0.00
Exercised	(278,704)	18.29
Forfeited	(98,612)	154.22

Balance at December 31, 2023	3,956,056	97.93	4.93	167,822

Exercisable at December 31, 2023	3,518,327	89.95	4.60	165,092

Vested and expected to vest at December 31, 2023	3,942,119	$97.76	4.92	$167,609
NOTE 13:-    SHAREHOLDERS' EQUITY (Cont.)

The Company estimates the fair value of share options granted using the Black-Scholes-Merton option-pricing model. The following table set forth the parameters used in computation of the options compensation to employees for the years ended December 31, 2023, 2022 and 2021:

	Year ended December 31,
	2023	2022	2021

Expected volatility	59.91%	52.75%-59.08%	48.91%-52.22%
Expected dividends	0%	0%	0%
Expected term (in years)	5.05	4.93-5.03	4.85-4.91
Risk free rate	4.11%	1.81%-4.34%	0.44%-1.22%

The following table set forth the parameters used in computation of the ESPP for the years ended December 31, 2023, 2022 and 2021:

	Year ended December 31,
	2023	2022	2021

Expected volatility	50.40%-67.14%	65.00%-77.20%	56.94%-59.23%
Expected dividends	0%	0%	0%
Expected term (in years)	0.5	0.5	0.5
Risk free rate	5.17%-5.47%	0.60%-3.34%	0.06%-0.07%

A summary of options data for the years ended December 31, 2023, 2022 and 2021, is as follows:

	Year ended December 31,
	2023	2022	2021

Weighted-average grant date fair value of options granted, per option	$84.97	$49.14	$127.36
Total intrinsic value of the options exercised	$19,450	$11,843	$114,113

The aggregate intrinsic value is calculated as the difference between the per-share exercise price and the deemed fair value of the Company's ordinary share for each share subject to an option multiplied by the number of shares subject to options at the date of exercise.
NOTE 13:-    SHAREHOLDERS' EQUITY (Cont.)

The following tables summarize information about the Company's outstanding and exercisable options granted to employees as of December 31, 2023:

Exercise price (range)	Options outstanding as of December 31, 2023	Weighted average remaining contractual term	Options exercisable as of December 31, 2023	Weighted average remaining contractual term
		(years)		(years)

0-20.94	253,189	1.51	249,112	1.39
20.95-30.66	413,884	2.07	413,884	2.07
30.67-55.86	473,879	3.12	468,879	3.12
55.87-61.95	617,232	4.12	617,232	4.12
61.96-100.6	383,836	6.50	331,731	6.30
100.61-102.67	550,857	5.12	550,857	5.12
102.68-138.62	431,127	7.93	204,822	7.73
138.63-143.13	412,564	6.14	385,293	6.14
143.14-260.88	388,725	7.09	274,082	7.09
260.89-353.09	30,763	6.97	22,435	7.01

	3,956,056	4.93	3,518,327	4.60

e.A summary of RSUs and PSUs activity for the year ended December 31, 2023, is as follows:

	Number of shares	Weighted average grant date fair value per share

Unvested as of December 31, 2022	3,122,132	$129.04

Granted	1,860,596	87.96
Vested	(1,396,067)	127.17
Forfeited	(375,240)	131.49

Unvested as of December 31, 2023	3,211,421	$105.77
The total fair value of shares vested during the year ended December 31, 2023 was $126,599.
NOTE 13:-    SHAREHOLDERS' EQUITY (Cont.)

f.Comprehensive income (loss):

The following table summarizes the changes in accumulated other comprehensive income (loss), which is reported as a component of shareholders’ equity, for the years ended December 31, 2023 and 2022:

	Year ended December 31, 2023
	Unrealized gain (losses) on marketable securities	Unrealized gain (losses) on cash flow hedges	Total

Beginning balance, net	$(11,689)	$(21,766)	$(33,455)
Other comprehensive income (loss) before reclassifications, net	5,645	(12,556)	(6,911)
Amounts reclassified from accumulated other comprehensive income (loss) to earnings:
Cost of revenues	—	1,993	1,993
Research and development, net	—	25,160	25,160
Selling and marketing	—	8,997	8,997
General and administrative	—	5,460	5,460
Financial expenses, net	2,948		2,948

Total accumulated other comprehensive income (loss), net	$(3,096)	$7,288	$4,192
NOTE 13:-    SHAREHOLDERS' EQUITY (Cont.)

	Year ended December 31, 2022
	Unrealized gain (losses) on marketable securities	Unrealized gain (losses) on cash flow hedges	Total

Beginning balance, net	$(933)	$(123)	$(1,056)
Other comprehensive income (loss) before reclassifications, net	(12,364)	(39,889)	(52,253)
Amounts reclassified from accumulated other comprehensive income (loss) to earnings:
Cost of revenues	—	938	938
Research and development, net	—	10,912	10,912
Selling and marketing	—	3,963	3,963
General and administrative	—	2,433	2,433
Financial income, net	1,608	—	1,608

Total accumulated other comprehensive income (loss), net	$(11,689)	$(21,766)	$(33,455)